Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets
	As of June 30,
	2024	2023
	USD	USD
Assets
Non-current asset
Investment in subsidiaries	-	587,833
Total asset	-	587,833

LIABILITIES AND SHAREHOLDERS’ EQUITY
Non-current liability:
Investment in subsidiaries	4,578,797	-
Total liability	4,578,797	-

Shareholders’ (deficit)/equity:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 ordinary shares authorized, 57,080,546 and 50,000,000 ordinary shares issued and outstanding as of June 30, 2024 and 2023, respectively) *	5,708	50,000
Additional paid-in capital	-	4,199,352
Accumulated deficit	(4,898,117)	(3,979,667)
Accumulated other comprehensive income	313,612	318,148
Total shareholders’ (deficit)/equity	(4,578,797)	587,833

Schedule of Condensed Statements of Comprehensive Income
	For the Years Ended June 30,
	2024	2023	2022
	USD	USD	USD
Operating income/(loss)
Share of income/(loss) from subsidiaries	640,485	279,565	(1,892,581)
Total operating income/(loss)	640,485	279,565	(1,892,581)

Income/(loss) before income tax provision	640,485	279,565	(1,892,581)
Income tax expense	-	-	-
Net income/(loss)	640,485	279,565	(1,892,581)

Other comprehensive income, net of tax of nil	-	-	-
Total comprehensive income/(loss)	640,485	279,565	(1,892,581)

Schedule of Condensed Statements of Cash Flows
For the Years Ended June 30,
	2024	2023	2022
	USD	USD	USD
Cash flows from operating activities:
Net income/(loss)	640,485	279,565	(1,892,581)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in (gain)/loss of subsidiaries	(640,485)	(279,565)	1,892,581
Net cash provided by operating activities	-	-	-
Net cash provided by investing activities	-	-	-
Net cash provided by financing activities	-	-	-
Net increase/decrease in cash	-	-	-
Cash at beginning of year	-	-	-
Cash at end of year	-	-	-